Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.3%
	SECURITIZED – 34.4%
$250	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	Aa1	$253,200
500	Csail 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	Aa2	505,569
1,062	Fannie Mae Pool AL9125	4.000%	10/01/43	N/R	1,161,293
582	Fannie Mae Pool AS6302	3.500%	12/01/45	N/R	625,757
676	Fannie Mae Pool AX4887	4.000%	12/01/44	N/R	737,176
60	Fannie Mae Pool MA1489	3.000%	7/01/43	Aaa	64,153
721	Fannie Mae Pool MA2929	3.500%	3/01/47	Aaa	766,081
906	Fannie Mae Pool MA3120	3.500%	9/01/47	Aaa	963,141
263	Fannie Mae Pool MA3211	4.000%	12/01/47	Aaa	279,733
463	Fannie Mae Pool MA3239	4.000%	1/01/48	Aaa	495,152
739	Fannie Mae Pool MA3276	3.500%	2/01/48	Aaa	785,128
167	Fannie Mae Pool MA3277	4.000%	2/01/48	N/R	177,686
379	Fannie Mae Pool MA3305	3.500%	3/01/48	N/R	402,646
117	Fannie Mae Pool MA3306	4.000%	3/01/48	N/R	124,344
394	Fannie Mae Pool MA3332	3.500%	4/01/48	Aaa	417,884
265	Fannie Mae Pool MA3383	3.500%	6/01/48	Aaa	280,372
287	Fannie Mae Pool MA3467	4.000%	9/01/48	Aaa	305,341
340	Fannie Mae Pool MA3663	3.500%	5/01/49	Aaa	358,484
431	Fannie Mae Pool MA3744	3.000%	8/01/49	N/R	455,616
450	Fannie Mae Pool MA3774	3.000%	9/01/49	Aaa	475,172
491	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	518,354
1,388	Fannie Mae Pool MA3960	3.000%	3/01/50	N/R	1,466,489
2,892	Fannie Mae Pool MA3990, (WI/DD)	2.500%	4/01/50	N/R	3,008,010
667	Freddie Mac Gold Pool G08797	4.000%	1/01/48	N/R	716,631
323	Freddie Mac Gold Pool G08800	3.500%	2/01/48	N/R	342,372
50	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	54,535
587	Ginnie Mae II Pool MA3310	3.500%	12/20/45	Aaa	632,397
169	Ginnie Mae II Pool MA3311	4.000%	12/20/45	Aaa	182,649
209	Ginnie Mae II Pool MA3874	3.500%	8/20/46	Aaa	224,743
133	Ginnie Mae II Pool MA3937	3.500%	9/20/46	Aaa	143,151
337	Ginnie Mae II Pool MA4900	3.500%	12/20/47	Aaa	360,469
269	Ginnie Mae II Pool MA4962	3.500%	1/20/48	Aaa	287,343
338	Ginnie Mae II Pool MA5875	3.500%	4/20/49	Aaa	358,662
493	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	524,970
494	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	526,918

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$498	Ginnie Mae II Pool MA6474	3.000%	2/20/50	N/R	$530,305
3,750	Ginnie Mae II Pool MA6599, (WI/DD)	3.000%	4/20/50	N/R	3,996,183
500	SoFi Professional Loan Program 2017-E LLC, 144A	2.720%	11/26/40	AAA	504,865
250	Verizon Owner Trust 2019-C	2.060%	4/22/24	AA	249,700
250	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aaa	257,557
$23,140	Total Securitized (cost $24,023,381)				24,520,231

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 33.2%
	Financials – 5.1%
$66	Air Lease Corp	3.875%	7/03/23	BBB	$60,827
43	Aircastle Ltd	5.000%	4/01/23	BBB-	40,651
34	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	36,710
50	American Financial Group Inc	5.250%	4/02/30	BBB+	52,761
114	American International Group Inc	4.200%	4/01/28	BBB+	123,981
85	Anthem Inc	3.700%	9/15/49	BBB+	92,233
79	Aon Corp	3.750%	5/02/29	BBB+	86,626
70	AXIS Specialty Finance PLC	4.000%	12/06/27	BBB+	74,583
40	Barclays Bank PLC	3.750%	5/15/24	A+	41,627
100	Barclays PLC	3.932%	5/07/25	BBB+	104,200
29	Boston Properties LP	2.900%	3/15/30	BBB+	28,327
27	Brixmor Operating Partnership LP	4.125%	5/15/29	BBB-	27,147
96	Capital One Financial Corp	3.800%	1/31/28	BBB+	97,684
152	Citigroup Inc	4.125%	7/25/28	BBB	165,344
56	Citigroup Inc	4.750%	5/18/46	BBB	68,076
65	CNA Financial Corp	3.900%	5/01/29	BBB+	67,606
147	Discover Bank	4.650%	9/13/28	BBB	154,226
34	Essex Portfolio LP	2.650%	3/15/32	BBB+	32,804
97	Fifth Third Bancorp	3.950%	3/14/28	BBB+	110,176
73	GATX Corp	4.550%	11/07/28	BBB	78,907
150	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	156,325
20	Goldman Sachs Group Inc	3.750%	2/25/26	A-	21,551
26	Goldman Sachs Group Inc	3.500%	11/16/26	A-	27,627
68	Goldman Sachs Group Inc	4.223%	5/01/29	A-	75,487
78	Goldman Sachs Group Inc	4.411%	4/23/39	A-	88,272
18	Healthcare Realty Trust Inc	3.625%	1/15/28	BBB	17,955
38	Highwoods Realty LP	3.050%	2/15/30	BBB	35,960
63	Humana Inc	3.850%	10/01/24	BBB	67,980
35	Huntington Bancshares Inc	4.000%	5/15/25	BBB+	38,062
61	International Lease Finance Corp	8.625%	1/15/22	BBB-	62,223

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$79	Jefferies Financial Group Inc	5.500%	10/18/23	BBB	$82,947
4	JPMorgan Chase & Co	3.702%	5/06/30	A	4,423
40	KeyBank NA/Cleveland OH	3.400%	5/20/26	BBB+	41,896
53	Lazard Group LLC	4.500%	9/19/28	BBB	55,918
28	Lincoln National Corp	4.200%	3/15/22	BBB+	29,027
100	Lloyds Banking Group PLC	2.438%	2/05/26	A-	99,852
79	Manulife Financial Corp	4.061%	2/24/32	BBB+	81,195
70	Markel Corp	5.000%	5/20/49	BBB	80,108
13	Morgan Stanley	4.350%	9/08/26	BBB	14,326
101	Morgan Stanley	4.457%	4/22/39	A-	121,855
26	Physicians Realty LP	3.950%	1/15/28	BBB-	23,309
87	Prudential Financial Inc	5.375%	5/15/45	BBB+	88,165
77	Raymond James Financial Inc	3.625%	9/15/26	BBB+	80,550
8	Realty Income Corp	3.650%	1/15/28	A-	8,408
18	Reinsurance Group of America Inc	4.700%	9/15/23	BBB+	18,966
29	Sabra Health Care LP	4.800%	6/01/24	BBB-	28,031
75	Santander Holdings USA Inc	3.244%	10/05/26	BBB	72,452
27	Service Properties Trust	4.375%	2/15/30	BBB-	20,732
80	Synchrony Financial	3.950%	12/01/27	BBB-	73,710
38	UDR Inc	3.000%	8/15/31	BBB+	38,276
29	UnitedHealth Group Inc	3.850%	6/15/28	A	33,165
87	Unum Group	4.500%	12/15/49	BBB	77,304
42	Ventas Realty LP	4.400%	1/15/29	BBB+	42,650
26	VEREIT Operating Partnership LP	4.875%	6/01/26	BBB-	26,125
66	Wells Fargo & Co	4.750%	12/07/46	A-	78,245
81	Welltower Inc	4.250%	4/15/28	BBB+	83,920
95	Willis North America Inc	4.500%	9/15/28	BBB	108,197
3,472	Total Financials				3,649,690
	Industrial – 14.3%
182	AbbVie Inc	3.600%	5/14/25	BBB+	197,855
97	AbbVie Inc, 144A	4.050%	11/21/39	BBB+	107,587
310	Allergan Funding SCS	3.850%	6/15/24	BBB-	332,198
101	Altria Group Inc	5.800%	2/14/39	BBB+	120,580
74	American Tower Corp	3.800%	8/15/29	BBB	82,721
99	Amgen Inc	4.563%	6/15/48	BBB+	126,034
307	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	BBB+	340,747
74	Apache Corp	4.750%	4/15/43	BBB-	50,662
22	AstraZeneca PLC	4.000%	1/17/29	BBB+	25,890
116	AT&T Inc	4.350%	3/01/29	BBB+	130,352

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$61	AT&T Inc	5.375%	10/15/41	BBB+	$70,872
87	AT&T Inc	4.900%	6/15/42	BBB+	100,226
56	AT&T Inc	4.300%	12/15/42	BBB+	60,891
74	AT&T Inc	4.350%	6/15/45	BBB+	81,120
72	AutoNation Inc	4.500%	10/01/25	BBB-	71,813
27	Baxter International Inc	3.500%	8/15/46	A-	29,392
82	Becton Dickinson and Co	4.685%	12/15/44	BBB-	99,642
63	Bell Canada Inc	4.464%	4/01/48	BBB+	78,572
67	Booking Holdings Inc	3.550%	3/15/28	A-	67,701
81	BorgWarner Inc	4.375%	3/15/45	BBB+	77,057
91	Broadcom Inc, 144A	4.750%	4/15/29	BBB-	100,024
100	Canadian Pacific Railway Co	2.050%	3/05/30	BBB+	99,449
34	Cardinal Health Inc	4.500%	11/15/44	BBB	35,936
98	Carrier Global Corp, 144A	2.722%	2/15/30	BBB-	92,628
148	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	178,102
157	Cigna Corp, 144A	4.500%	2/25/26	BBB+	178,194
63	Cimarex Energy Co	4.375%	6/01/24	BBB-	57,812
120	Constellation Brands Inc	3.600%	2/15/28	BBB-	128,172
38	Crown Castle International Corp	3.100%	11/15/29	BBB-	40,559
32	CSX Corp	4.250%	3/15/29	BBB+	37,323
100	CSX Corp	3.800%	4/15/50	BBB+	114,923
294	CVS Health Corp	4.875%	7/20/35	BBB	359,291
30	Dell International LLC / EMC Corp, 144A	8.350%	7/15/46	BBB-	37,470
69	Discovery Communications LLC	4.900%	3/11/26	BBB-	75,697
74	Dow Chemical Co	4.800%	5/15/49	BBB	84,656
75	Eaton Corp	4.150%	11/02/42	BBB+	87,107
16	Ecolab Inc	3.250%	12/01/27	A-	17,516
29	Electronic Arts Inc	4.800%	3/01/26	BBB+	33,677
69	Energy Transfer Operating LP	5.950%	10/01/43	BBB-	65,063
77	Energy Transfer Operating LP	6.125%	12/15/45	BBB-	73,989
102	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	117,204
40	FedEx Corp	3.100%	8/05/29	BBB	40,474
60	FedEx Corp	3.900%	2/01/35	BBB	62,428
84	Fiserv Inc	3.500%	7/01/29	BBB	92,100
59	Fortive Corp	4.300%	6/15/46	BBB	63,563
50	Fox Corp	3.500%	4/08/30	BBB	53,945
100	General Mills Inc	2.875%	4/15/30	BBB	106,983
118	General Motors Co	6.600%	4/01/36	BBB	108,296
71	Global Payments Inc	4.450%	6/01/28	BBB-	79,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$76	Grupo Televisa SAB	5.000%	5/13/45	BBB+	$75,101
78	HCA Inc	4.125%	6/15/29	BBB-	84,380
69	Helmerich & Payne Inc	4.650%	3/15/25	BBB+	70,112
66	Hess Corp	4.300%	4/01/27	BBB-	59,833
61	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	72,119
80	International Paper Co	4.400%	8/15/47	BBB	90,883
10	Interpublic Group of Cos Inc	3.750%	2/15/23	BBB	10,287
74	JM Smucker Co	4.250%	3/15/35	BBB	85,188
67	Johnson Controls International plc	4.625%	7/02/44	BBB	74,750
50	Keurig Dr Pepper Inc	3.200%	5/01/30	BBB	53,267
124	Kinder Morgan Inc	4.300%	3/01/28	BBB	131,612
100	Kroger Co	5.400%	1/15/49	BBB	131,947
87	Lowe's Cos Inc	3.650%	4/05/29	BBB+	95,669
57	LYB International Finance III LLC	4.200%	10/15/49	BBB	58,189
75	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	68,264
70	Marriott International Inc	4.500%	10/01/34	BBB-	64,048
100	Martin Marietta Materials Inc	2.500%	3/15/30	BBB	93,759
50	McDonald's Corp	4.700%	12/09/35	BBB+	61,895
74	McDonald's Corp	4.875%	7/15/40	BBB+	88,633
76	Mondelez International Inc	4.125%	5/07/28	BBB	86,442
73	Mosaic Co	4.050%	11/15/27	BBB-	72,786
33	MPLX LP	4.500%	7/15/23	BBB	33,016
87	Noble Energy Inc	3.900%	11/15/24	BBB-	78,023
66	Nordstrom Inc	6.950%	3/15/28	BBB	61,670
84	Norfolk Southern Corp	4.150%	2/28/48	BBB+	100,280
100	Northrop Grumman Corp	4.400%	5/01/30	BBB	120,153
87	Nutrien Ltd	6.125%	1/15/41	BBB	109,918
50	Omnicom Group Inc	4.200%	6/01/30	BBB+	53,125
155	ONEOK Inc	4.550%	7/15/28	BBB-	140,583
68	Orange SA	5.375%	1/13/42	BBB+	92,407
101	Phillips 66	4.650%	11/15/34	BBB+	108,623
74	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	77,952
29	Rayonier Inc	3.750%	4/01/22	BBB-	28,657
116	Raytheon Technologies Corp	3.750%	11/01/46	BBB+	136,755
86	Republic Services Inc	3.950%	5/15/28	BBB	98,099
132	Reynolds American Inc	5.700%	8/15/35	BBB	153,222
77	Rogers Communications Inc	5.000%	3/15/44	BBB+	100,320
34	RPM International Inc	4.250%	1/15/48	BBB-	32,412
73	Seagate HDD Cayman	4.875%	6/01/27	BBB-	76,190

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$72	Sherwin-Williams Co	2.300%	5/15/30	BBB-	$71,078
141	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	139,461
84	Starbucks Corp	3.550%	8/15/29	BBB+	92,199
20	Sysco Corp	2.400%	2/15/30	BBB	18,328
50	Telefonica Emisiones SA	5.520%	3/01/49	BBB	62,219
100	Textron Inc	3.000%	6/01/30	BBB	94,044
50	Thermo Fisher Scientific Inc	4.497%	3/25/30	BBB+	60,786
101	TransCanada PipeLines Ltd	5.100%	3/15/49	BBB+	117,476
166	Union Pacific Corp	4.300%	3/01/49	BBB+	201,113
67	University of Southern California	3.226%	10/01/20	AA	63,864
100	Valero Energy Corp	3.650%	3/15/25	BBB	102,926
334	Verizon Communications Inc	4.750%	11/01/41	BBB+	436,977
92	ViacomCBS Inc	2.900%	1/15/27	BBB	88,162
99	Vodafone Group PLC	4.875%	6/19/49	BBB	118,356
94	Walgreens Boots Alliance Inc	4.500%	11/18/34	Baa3	103,520
84	Waste Management Inc	3.450%	6/15/29	BBB+	95,437
50	Weyerhaeuser Co	4.000%	4/15/30	BBB	53,708
97	Williams Cos Inc	3.750%	6/15/27	BBB-	96,851
33	WPP Finance 2010	3.750%	9/19/24	BBB	34,227
26	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB-	31,350
9,279	Total Industrial				10,186,519
	Utility – 13.8%
113	AEP Texas Inc	4.150%	5/01/49	BBB+	133,618
118	Alabama Power Co	5.200%	6/01/41	A+	152,570
101	Ameren Illinois Co	4.150%	3/15/46	A	124,795
72	American Electric Power Co Inc	2.300%	3/01/30	BBB+	71,046
84	American Water Capital Corp	4.300%	12/01/42	A-	101,403
91	Appalachian Power Co	4.400%	5/15/44	BBB+	107,300
22	Berkshire Hathaway Energy Co, 144A	3.700%	7/15/30	A-	25,262
109	Berkshire Hathaway Energy Co	3.800%	7/15/48	A-	128,786
152	Black Hills Corp	3.150%	1/15/27	BBB+	153,450
75	CenterPoint Energy Resources Corp	4.000%	4/01/28	BBB+	83,144
100	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB-	100,963
88	CMS Energy Corp	4.700%	3/31/43	BBB	107,659
100	Consolidated Edison Co of New York Inc	3.350%	4/01/30	A-	109,987
115	Consolidated Edison Co of New York Inc	3.700%	11/15/59	A-	131,339
60	Consumers Energy Co	3.500%	8/01/51	A+	72,762
200	Dominion Energy Inc	3.375%	4/01/30	BBB	217,456
139	Dominion Energy Inc	5.250%	8/01/33	BBB	161,044

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$158	Dominion Energy Inc	4.700%	12/01/44	BBB	$190,012
75	DTE Electric Co	2.625%	3/01/31	A+	80,995
123	DTE Electric Co	3.750%	8/15/47	A+	147,198
500	Duke Energy Corp	3.750%	9/01/46	BBB+	566,910
12	Duke Energy Indiana LLC	2.750%	4/01/50	A+	12,233
320	Duke Energy Progress LLC	3.600%	9/15/47	A+	368,990
171	Edison International	5.750%	6/15/27	BBB-	194,298
173	Emera US Finance LP	4.750%	6/15/46	BBB-	184,510
122	Enel Chile SA	4.875%	6/12/28	BBB	133,590
75	Entergy Corp	2.950%	9/01/26	BBB	78,742
36	Entergy Louisiana LLC	2.900%	3/15/51	A	38,135
29	Entergy Texas Inc	3.550%	9/30/49	A-	32,790
100	Essential Utilities Inc	2.704%	4/15/30	BBB+	102,628
16	Evergy Metro Inc	5.300%	10/01/41	A	21,053
31	Evergy Metro Inc	4.200%	6/15/47	A	39,090
38	Evergy Metro Inc	4.125%	4/01/49	A	47,641
34	Eversource Energy	3.450%	1/15/50	BBB+	36,485
276	Exelon Corp	4.950%	6/15/35	BBB	336,843
296	Exelon Corp	4.450%	4/15/46	BBB	353,521
234	FirstEnergy Corp	2.650%	3/01/30	BBB-	237,904
203	FirstEnergy Corp	4.850%	7/15/47	BBB-	261,905
169	Georgia Power Co	2.650%	9/15/29	A-	174,255
127	Indiana Michigan Power Co	3.750%	7/01/47	A-	145,059
100	Interstate Power & Light Co	4.700%	10/15/43	BBB+	126,400
29	ITC Holdings Corp	5.300%	7/01/43	BBB	35,172
55	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	AA	67,321
95	National Grid USA	5.803%	4/01/35	BBB+	112,978
69	National Rural Utilities Cooperative Finance Corp	3.700%	3/15/29	A+	77,541
207	NextEra Energy Capital Holdings Inc	3.500%	4/01/29	BBB+	231,043
120	NiSource Inc	5.250%	2/15/43	BBB	153,085
117	NiSource Inc	4.800%	2/15/44	BBB	144,874
115	NiSource Inc	3.950%	3/30/48	BBB	130,698
100	NSTAR Electric Co	3.950%	4/01/30	A+	118,512
174	Oglethorpe Power Corp	5.050%	10/01/48	BBB+	197,996
100	Oklahoma Gas & Electric Co	3.250%	4/01/30	A-	106,598
50	Oncor Electric Delivery Co LLC, 144A	2.750%	5/15/30	A	54,846
51	Oncor Electric Delivery Co LLC	5.300%	6/01/42	A	73,265
150	PacifiCorp	2.700%	9/15/30	A+	161,855
100	PPL Capital Funding Inc	4.125%	4/15/30	BBB	112,222

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$200	PPL Capital Funding Inc	4.700%	6/01/43	BBB	$226,667
140	Public Service Electric & Gas Co	5.500%	3/01/40	A+	198,950
172	Puget Energy Inc	3.650%	5/15/25	BBB-	172,241
91	Sempra Energy	4.050%	12/01/23	BBB+	97,507
106	Southern California Edison Co	3.400%	6/01/23	A-	111,578
174	Southern California Gas Co	3.950%	2/15/50	AA-	213,656
67	Southern Co	4.250%	7/01/36	BBB+	74,793
151	Southern Co	4.400%	7/01/46	BBB+	181,683
41	Southern Co Gas Capital Corp	4.400%	6/01/43	BBB+	45,085
71	Spire Inc	4.700%	8/15/44	BBB	73,737
100	Union Electric Co	2.950%	3/15/30	A	109,901
130	Wisconsin Public Service Corp	3.300%	9/01/49	A	142,155
314	Xcel Energy Inc	4.800%	9/15/41	BBB+	374,903
97	Xcel Energy Inc	3.500%	12/01/49	BBB+	106,449
8,543	Total Utility				9,801,082
$21,294	Total Corporate Debt (cost $24,174,130)				23,637,291

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 25.1%
$136	United States Treasury Note/Bond	2.625%	7/31/20	Aaa	$136,858
7,767	United States Treasury Note/Bond	2.625%	7/15/21	Aaa	7,996,369
3,449	United States Treasury Note/Bond	2.000%	12/31/21	Aaa	3,551,662
1,271	United States Treasury Note/Bond	1.750%	6/15/22	Aaa	1,312,754
126	United States Treasury Note/Bond	1.375%	10/15/22	Aaa	129,544
1,232	United States Treasury Note/Bond	1.250%	2/28/25	N/R	1,278,681
600	United States Treasury Note/Bond	0.375%	4/30/25	Aaa	600,867
923	United States Treasury Note/Bond	3.125%	11/15/28	Aaa	1,118,705
439	United States Treasury Note/Bond	2.375%	5/15/29	Aaa	507,628
536	United States Treasury Note/Bond	1.625%	8/15/29	Aaa	585,643
200	United States Treasury Note/Bond	3.500%	2/15/39	Aaa	287,391
58	United States Treasury Note/Bond	2.250%	8/15/49	Aaa	71,748
267	United States Treasury Note/Bond	2.000%	2/15/50	N/R	314,945
$17,004	Total U.S. Treasury (cost $17,671,231)				17,892,795

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 5.6%
	Government Agency – 0.9%
$132	Federal Home Loan Mortgage Corp	6.250%	7/15/32	Aaa	$208,334

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Government Agency (continued)
$153	Federal National Mortgage Association	6.625%	11/15/30	Aaa	$237,149
159	Tennessee Valley Authority	3.500%	12/15/42	Aaa	200,776
444	Total Government Agency				646,259
	Municipal Bonds – 2.8% (3)
95	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1 (No Optional Call)	6.918%	4/01/40	A+	144,427
0 (4)	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (Optional Call: 7/20 at 100.00)	7.950%	3/01/36	AA	8
145	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (No Optional Call)	7.625%	3/01/40	AA	242,102
135	Chicago O'Hare International Airport (No Optional Call)	4.572%	1/01/54	A	149,411
95	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A+	102,454
95	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B (Optional Call: 8/28 at 100.00)	4.946%	8/01/48	A+	103,588
60	Health & Educational Facilities Authority of the State of Missouri (No Optional Call)	3.086%	9/15/51	AA+	64,317
105	Illinois State, General Obligation Bonds, Pension Funding Series 2003 (No Optional Call)	5.100%	6/01/33	BBB-	94,718
95	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Build America Taxable Bonds, Series 2009KRY (No Optional Call)	5.750%	7/01/34	A+	126,233
185	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1 (No Optional Call)	5.871%	11/15/39	A	205,664
31	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A (No Optional Call)	6.637%	4/01/57	BBB+	41,359
135	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010B (No Optional Call)	6.561%	12/15/40	BBB+	170,239
32	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Taxable Series 2016B (No Optional Call)	3.798%	12/01/46	AA	38,613
60	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	74,200
120	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AA-	116,363
81	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	100,483
145	University of California, General Revenue Bonds, Taxable Series 2019BD (No Optional Call)	3.349%	7/01/29	AA	161,836
10	University of Texas System (No Optional Call)	3.852%	8/15/46	AAA	12,304
1,624	Total Municipal Bonds				1,948,319
	Sovereign Debt – 1.9%
24	Chile Government International Bond	3.500%	1/25/50	A+	24,360
109	Colombia Government International Bond	6.125%	1/18/41	BBB-	121,535

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt (continued)
$200	Indonesia Government International Bond	3.850%	10/15/30	BBB	$207,262
200	Israel Government International Bond	3.875%	7/03/50	A+	221,220
134	Mexico Government International Bond	6.050%	1/11/40	BBB	145,599
60	Panama Government International Bond	4.300%	4/29/53	BBB+	65,251
147	Peruvian Government International Bond	4.125%	8/25/27	BBB+	164,825
200	Philippine Government International Bond	3.750%	1/14/29	BBB	223,220
60	Republic of Italy Government International Bond	5.375%	6/15/33	Baa3	69,027
119	Uruguay Government International Bond	5.100%	6/18/50	BBB	135,066
1,253	Total Sovereign Debt				1,377,365
$3,321	Total Government Related (cost $4,006,721)				3,971,943
	Total Long-Term Investments (cost $69,875,463)				70,022,260

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 8.7%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.7%
$5,320	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	5/01/20	N/R	$5,320,000
850	Federal Home Loan Bank Discount Notes	0.000%	5/06/20	N/R	849,999
$6,170	Total Short-Term Investments (cost $6,169,999)				6,169,999
	Total Investments (cost $76,045,462) – 107.0%				76,192,259
	Other Assets Less Liabilities – (7.0)%				(4,982,531)
	Net Assets – 100%				$71,209,728
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Securitized	$ —	$24,520,231	$ —	$24,520,231
Corporate Debt	—	23,637,291	—	23,637,291
U.S. Treasury	—	17,892,795	—	17,892,795
Government Related	—	3,971,943	—	3,971,943
Short-Term Investments:
U.S. Government and Agency Obligations	—	6,169,999	—	6,169,999
Total	$ —	$76,192,259	$ —	$76,192,259

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(4)	Principal Amount (000) rounds to less than $1,000.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.1%
	CORPORATE DEBT – 45.0%
	Financials – 22.1%
$200	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	BBB-	$185,638
142	Air Lease Corp	2.250%	1/15/23	BBB	131,898
96	Aircastle Ltd	4.400%	9/25/23	BBB-	84,276
100	Ally Financial Inc	3.875%	5/21/24	BBB-	98,250
150	American Express Co	3.400%	2/22/24	A-	158,971
96	American International Group Inc	4.125%	2/15/24	BBB+	103,855
100	Aon Corp	2.200%	11/15/22	BBB+	101,858
89	Ares Capital Corp	3.250%	7/15/25	BBB-	79,126
360	Bank of America Corp	3.458%	3/15/25	A	380,727
78	Bank of Montreal	3.300%	2/05/24	A	82,358
170	Bank of New York Mellon Corp	3.450%	8/11/23	A+	181,254
78	Bank of Nova Scotia	3.400%	2/11/24	A	82,985
200	Barclays PLC	3.932%	5/07/25	BBB+	208,400
39	BlackRock Inc	4.250%	5/24/21	AA-	40,481
71	Canadian Imperial Bank of Commerce	3.100%	4/02/24	A	73,792
217	Capital One Financial Corp	4.750%	7/15/21	BBB+	224,002
250	Capital One Financial Corp	3.300%	10/30/24	BBB+	254,866
230	Citigroup Inc	4.044%	6/01/24	A-	245,497
86	Citizens Financial Group Inc	2.375%	7/28/21	BBB+	86,600
250	Credit Suisse Group Funding Guernsey Ltd	3.800%	9/15/22	BBB+	259,797
200	Deutsche Bank AG/New York NY	3.700%	5/30/24	BBB-	193,566
100	Discover Bank	3.350%	2/06/23	BBB	101,447
101	Fifth Third Bancorp	2.600%	6/15/22	BBB+	102,849
214	Goldman Sachs Group Inc	3.625%	2/20/24	A-	226,688
200	HSBC Holdings PLC	3.600%	5/25/23	A	209,807
78	Humana Inc	2.900%	12/15/22	BBB	80,492
250	Huntington National Bank	1.800%	2/03/23	A-	253,098
100	Jefferies Group LLC	5.125%	1/20/23	BBB	104,671
184	JPMorgan Chase & Co	3.797%	7/23/24	A	196,447
161	JPMorgan Chase & Co	2.005%	3/13/26	A	162,563
104	Marsh & McLennan Cos Inc	3.875%	3/15/24	BBB+	113,129
100	MetLife Inc	3.600%	4/10/24	A-	109,147
170	Mitsubishi UFJ Financial Group Inc	3.761%	7/26/23	A	179,907
142	Morgan Stanley	2.625%	11/17/21	A-	144,259

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$200	Morgan Stanley	3.700%	10/23/24	A-	$215,786
200	Nomura Holdings Inc	2.648%	1/16/25	BBB+	202,008
46	Northern Trust Corp	3.375%	8/23/21	A+	47,329
78	PNC Financial Services Group Inc	3.300%	3/08/22	A	81,117
60	Prudential Financial Inc	5.625%	6/15/43	BBB+	61,920
60	Prudential Financial Inc	5.200%	3/15/44	BBB+	59,119
400	Royal Bank of Scotland Group PLC	4.269%	3/22/25	BBB+	423,610
71	Sabra Health Care LP	4.800%	6/01/24	BBB-	68,628
96	Santander Holdings USA Inc	3.500%	6/07/24	BBB	97,114
50	SL Green Realty Corp	4.500%	12/01/22	BBB-	51,601
100	State Street Corp	3.700%	11/20/23	A+	109,057
37	Stifel Financial Corp	3.500%	12/01/20	BBB-	37,055
170	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A	179,542
82	Synchrony Financial	2.850%	7/25/22	BBB-	79,755
71	Synchrony Financial	4.375%	3/19/24	BBB-	69,761
82	Toronto-Dominion Bank	2.650%	6/12/24	A+	85,511
86	Trinity Acquisition PLC	4.625%	8/15/23	BBB	89,893
150	Truist Bank	3.689%	8/02/24	A	158,533
94	US Bancorp	2.625%	1/24/22	A+	96,423
126	Wells Fargo & Co	3.500%	3/08/22	A	130,592
71	Wells Fargo & Co	3.750%	1/24/24	A	75,779
104	Welltower Inc	3.950%	9/01/23	BBB+	106,210
7,540	Total Financials				7,769,044
	Industrial – 10.1%
109	AbbVie Inc	3.750%	11/14/23	BBB+	117,303
82	American Tower Corp	2.400%	3/15/25	BBB	84,460
100	Anheuser-Busch InBev Finance Inc	3.700%	2/01/24	BBB+	108,391
169	AT&T Inc	3.800%	3/15/22	BBB+	176,405
82	BAT Capital Corp	2.789%	9/06/24	BBB	83,432
102	Becton Dickinson and Co	3.125%	11/08/21	BBB-	104,217
104	Bristol-Myers Squibb Co, 144A	2.750%	2/15/23	A	109,316
78	Broadcom Inc, 144A	3.625%	10/15/24	BBB-	82,205
50	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	50,634
82	Carrier Global Corp, 144A	2.242%	2/15/25	BBB-	81,398
71	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	76,943
100	Cigna Corp	3.750%	7/15/23	BBB+	106,821
89	Constellation Brands Inc	2.650%	11/07/22	BBB-	90,723
118	CVS Health Corp	2.625%	8/15/24	BBB	122,852

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	Dell International LLC / EMC Corp, 144A	5.450%	6/15/23	BBB-	$105,838
82	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	BBB+	85,107
74	eBay Inc	2.875%	8/01/21	BBB+	75,370
89	Energy Transfer Operating LP	4.250%	3/15/23	BBB-	88,206
100	Equifax Inc	2.600%	12/15/25	BBB	101,280
102	Fortive Corp	2.350%	6/15/21	BBB	102,471
302	General Motors Financial Co Inc	4.375%	9/25/21	BBB	297,523
71	Global Payments Inc	4.000%	6/01/23	BBB-	75,915
71	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	72,717
82	Keurig Dr Pepper Inc	4.057%	5/25/23	BBB	87,906
100	LYB International Finance III LLC	2.875%	5/01/25	BBB	101,163
100	Marriott International Inc/MD	5.750%	5/01/25	BBB-	104,506
46	McDonald's Corp	2.625%	1/15/22	BBB+	47,136
100	Moody's Corp	3.750%	3/24/25	BBB+	107,995
89	Mosaic Co	3.250%	11/15/22	BBB-	88,970
46	Norfolk Southern Corp	3.250%	12/01/21	BBB+	47,208
82	ONEOK Inc	2.750%	9/01/24	BBB-	75,296
37	Quest Diagnostics Inc	4.700%	4/01/21	BBB	38,044
37	Roper Technologies Inc	2.800%	12/15/21	BBB	37,744
82	Ryder System Inc	2.500%	9/01/24	BBB+	80,370
30	Southern Natural Gas Co LLC / Southern Natural Issuing Corp	4.400%	6/15/21	BBB+	30,303
71	Union Pacific Corp	3.150%	3/01/24	BBB+	75,700
100	Verizon Communications Inc	5.150%	9/15/23	BBB+	113,628
89	ViacomCBS Inc	2.900%	6/01/23	BBB	89,877
37	Xylem Inc/NY	4.875%	10/01/21	BBB	38,895
3,455	Total Industrial				3,564,268
	Utility – 12.8%
96	Ameren Corp	2.500%	9/15/24	BBB	99,396
82	American Water Capital Corp	3.850%	3/01/24	A-	90,270
100	Avangrid Inc	3.150%	12/01/24	BBB+	106,097
100	Black Hills Corp	4.250%	11/30/23	BBB+	107,058
82	CenterPoint Energy Inc	2.500%	9/01/24	BBB	84,436
98	CenterPoint Energy Resources Corp	3.550%	4/01/23	BBB+	102,249
82	CMS Energy Corp	3.875%	3/01/24	BBB	87,736
57	Consolidated Edison Inc	2.000%	5/15/21	BBB+	57,350
50	Dominion Energy Inc	4.104%	4/01/21	BBB	50,788
96	Dominion Energy Inc	3.071%	8/15/24	BBB	100,546
161	DTE Energy Co	3.500%	6/01/24	BBB	169,551
313	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	330,215

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$100	Edison International	4.950%	4/15/25	BBB-	$109,163
82	Entergy Gulf States Louisiana LLC	5.590%	10/01/24	A	96,312
202	Entergy Louisiana LLC	5.400%	11/01/24	A	232,138
120	Evergy Inc	2.450%	9/15/24	BBB	124,318
78	Eversource Energy	2.500%	3/15/21	BBB+	78,641
82	Eversource Energy	2.750%	3/15/22	BBB+	84,202
241	Exelon Corp	3.497%	6/01/22	BBB	248,318
161	FirstEnergy Corp	2.050%	3/01/25	BBB-	161,295
120	Georgia Power Co	2.200%	9/15/24	A-	123,553
89	ITC Holdings Corp	2.700%	11/15/22	BBB	91,149
50	National Rural Utilities Cooperative Finance Corp	3.050%	2/15/22	A+	51,779
46	NextEra Energy Capital Holdings Inc	4.500%	6/01/21	BBB+	47,236
102	NextEra Energy Capital Holdings Inc	2.800%	1/15/23	BBB+	105,966
100	NextEra Energy Capital Holdings Inc	2.750%	5/01/25	BBB+	106,414
100	Oncor Electric Delivery Co LLC	2.750%	6/01/24	A	106,359
70	PacifiCorp	2.950%	2/01/22	A+	72,257
161	PacifiCorp	3.600%	4/01/24	A+	174,018
100	PPL Capital Funding Inc	3.950%	3/15/24	BBB	105,442
329	PSEG Power LLC	3.850%	6/01/23	BBB+	349,848
173	Sempra Energy	2.900%	2/01/23	BBB+	179,037
100	Sempra Energy	3.550%	6/15/24	BBB+	105,472
75	Southern California Edison Co	1.845%	2/01/22	A-	74,593
73	Southern California Edison Co	3.400%	6/01/23	A-	76,842
131	Southern Co	2.350%	7/01/21	BBB+	132,556
90	Virginia Electric & Power Co	2.950%	1/15/22	A-	92,129
4,292	Total Utility				4,514,729
$15,287	Total Corporate Debt (cost $15,669,269)				15,848,041

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 27.8%
$1,374	United States Treasury Note/Bond	2.625%	7/15/21	Aaa	$1,414,576
708	United States Treasury Note/Bond	1.875%	2/28/22	Aaa	729,599
322	United States Treasury Note/Bond	2.125%	5/15/22	Aaa	334,515
1,010	United States Treasury Note/Bond	1.750%	6/30/22	Aaa	1,043,614
202	United States Treasury Note/Bond	1.375%	10/15/22	Aaa	207,681
253	United States Treasury Note/Bond	2.000%	10/31/22	Aaa	264,158
155	United States Treasury Note/Bond	2.000%	11/30/22	Aaa	162,042
409	United States Treasury Note/Bond	2.375%	1/31/23	Aaa	432,981
1,872	United States Treasury Note/Bond	2.500%	3/31/23	Aaa	1,994,704

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$2,210	United States Treasury Note/Bond	2.750%	4/30/23	Aaa	$2,374,973
137	United States Treasury Note/Bond	2.875%	11/30/23	Aaa	149,619
137	United States Treasury Note/Bond	2.500%	1/31/24	Aaa	148,238
401	United States Treasury Note/Bond	1.750%	6/30/24	Aaa	424,747
64	United States Treasury Note/Bond	1.250%	8/31/24	Aaa	66,545
41	United States Treasury Note/Bond	1.375%	1/31/25	Aaa	42,983
$9,295	Total U.S. Treasury (cost $9,554,835)				9,790,975

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 26.3%
$500	American Express Credit Account Master Trust	2.990%	12/15/23	AAA	$511,833
100	BENCHMARK 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	103,744
500	CarMax Auto Owner Trust	3.130%	6/15/23	AAA	508,632
120	COMM 2012-CCRE1 Mortgage Trust	3.912%	5/15/45	Aaa	118,637
549	COMM 2014-CCRE16 Mortgage Trust	3.775%	4/10/47	AAA	572,226
250	Discover Card Execution Note Trust	3.110%	1/16/24	AAA	257,306
466	Fannie Mae Pool BM3087	4.000%	12/01/32	N/R	494,226
205	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	216,000
145	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	153,113
363	Fannie Mae Pool MA3798	3.000%	10/01/34	N/R	383,142
93	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	97,858
96	Fannie Mae Pool MA3897	3.000%	1/01/35	N/R	101,587
292	Fannie Mae Pool MA3930	2.500%	2/01/35	N/R	305,846
1,676	Fannie Mae Pool MA3955	2.500%	3/01/35	N/R	1,753,328
150	Fannie Mae Pool MA4012, (WI/DD)	2.000%	5/01/35	N/R	154,772
600	Ford Credit Auto Owner Trust 2016-REV1, 144A	2.310%	8/15/27	AAA	600,237
500	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	AAA	481,411
279	Freddie Mac Gold Pool G18642	3.500%	4/01/32	N/R	295,240
219	Freddie Mac Pool SB8040, (WI/DD)	2.500%	4/01/35	N/R	228,649
100	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	AAA	101,142
300	GS Mortgage Securities Trust 2019-GC38	3.872%	2/10/52	AAA	318,290
200	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	212,215
50	MMAF Equipment Finance LLC 2019-A, 144A	2.930%	3/10/26	Aaa	50,330
250	Synchrony Credit Card Master Note Trust	2.210%	5/15/24	AAA	250,051
150	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	153,291
550	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	571,693
118	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	Aaa	119,848
140	WFRBS Commercial Mortgage Trust 2013-C12	3.863%	3/15/48	AA	136,931
$8,961	Total Securitized (cost $9,196,020)				9,251,578
	Total Long-Term Investments (cost $34,420,124)				34,890,594

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.6%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.6%
$565	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	5/01/20	N/R	$565,000
$565	Total Short-Term Investments (cost $565,000)				565,000
	Total Investments (cost $34,985,124) – 100.7%				35,455,594
	Other Assets Less Liabilities – (0.7)%				(230,081)
	Net Assets – 100%				$35,225,513
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$15,848,041	$ —	$15,848,041
U.S. Treasury	—	9,790,975	—	9,790,975
Securitized	—	9,251,578	—	9,251,578
Short-Term Investments:
U.S. Government and Agency Obligations	—	565,000	—	565,000
Total	$ —	$35,455,594	$ —	$35,455,594

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.5%
	CORPORATE DEBT – 97.5%
	Financials – 8.7%
$360	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB	$288,000
260	Centene Corp	4.750%	1/15/25	Ba1	268,047
470	Centene Corp, 144A	5.375%	6/01/26	Ba1	497,636
40	Centene Corp, 144A	5.375%	8/15/26	BBB-	42,604
600	Centene Corp, 144A	4.625%	12/15/29	Ba1	657,000
130	ESH Hospitality Inc, 144A	5.250%	5/01/25	BB-	122,200
300	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.250%	2/01/22	BB	303,000
630	Intesa Sanpaolo SpA, 144A	5.710%	1/15/26	BB+	643,682
130	LPL Holdings Inc, 144A	5.750%	9/15/25	BB-	128,050
110	MPT Operating Partnership LP / MPT Finance Corp	5.000%	10/15/27	Ba1	112,200
210	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	Ba1	208,820
70	Nationstar Mortgage Holdings Inc, 144A	8.125%	7/15/23	B	67,200
820	Nationstar Mortgage Holdings Inc, 144A	9.125%	7/15/26	B	784,125
4,130	Total Financials				4,122,564
	Industrial – 85.6%
130	Air Methods Corp, 144A	8.000%	5/15/25	Caa3	77,350
170	AMC Networks Inc	5.000%	4/01/24	Ba3	164,815
50	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	Ba3	51,000
170	AmeriGas Partners LP / AmeriGas Finance Corp	5.500%	5/20/25	Ba3	172,638
90	AmeriGas Partners LP / AmeriGas Finance Corp	5.875%	8/20/26	Ba3	91,638
170	Antero Midstream Partners LP / Antero Midstream Finance Corp	5.375%	9/15/24	B-	132,600
170	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	B-	125,800
170	Aramark Services Inc, 144A	5.000%	4/01/25	B1	165,750
400	Aramark Services Inc, 144A	5.000%	2/01/28	B1	389,000
130	Atento Luxco 1 SA, 144A	6.125%	8/10/22	B+	82,064
110	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B-	97,213
240	Berry Global Inc, 144A	4.875%	7/15/26	BB+	245,145
70	Bombardier Inc, 144A	8.750%	12/01/21	CCC+	58,240
70	Bombardier Inc, 144A	7.500%	12/01/24	CCC	46,522
90	Bombardier Inc, 144A	7.500%	3/15/25	CCC+	58,050
130	Bombardier Inc, 144A	7.875%	4/15/27	CCC+	84,175
950	Camelot Finance SA, 144A	4.500%	11/01/26	B	957,125
240	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	B	244,800

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$110	Cengage Learning Inc, 144A	9.500%	6/15/24	CCC	$58,300
210	Chemours Co	6.625%	5/15/23	B	196,350
300	Cheniere Energy Partners LP	5.250%	10/01/25	BB	286,380
470	Cheniere Energy Partners LP	5.625%	10/01/26	BB	449,132
150	Clean Harbors Inc, 144A	4.875%	7/15/27	BB	154,875
340	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	CCC+	283,050
300	CommScope Inc, 144A	5.500%	3/01/24	B+	300,000
640	CommScope Inc, 144A	6.000%	3/01/26	B+	641,600
240	CommScope Inc, 144A	8.250%	3/01/27	B-	230,040
360	CommScope Technologies LLC, 144A	6.000%	6/15/25	B-	320,364
210	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	180,075
470	Cornerstone Building Brands Inc, 144A	8.000%	4/15/26	Caa1	399,364
360	Coty Inc, 144A	6.500%	4/15/26	CCC+	302,400
130	Darling Ingredients Inc, 144A	5.250%	4/15/27	BB	131,138
450	DaVita Inc	5.000%	5/01/25	B+	456,750
130	DCP Midstream Operating LP	5.375%	7/15/25	BB+	104,975
210	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	BB	159,600
150	Dun & Bradstreet Corp, 144A	10.250%	2/15/27	CCC	164,250
360	Elanco Animal Health Inc	5.022%	8/28/23	BB	379,800
190	Encompass Health Corp	4.500%	2/01/28	B+	190,000
720	Encompass Health Corp	4.750%	2/01/30	B+	720,094
240	Energizer Holdings Inc, 144A	6.375%	7/15/26	B2	249,576
300	Energizer Holdings Inc, 144A	7.750%	1/15/27	B2	318,450
220	EnLink Midstream Partners LP	4.150%	6/01/25	BB+	136,400
150	Entegris Inc, 144A	4.625%	2/10/26	BB	150,375
190	Gogo Intermediate Holdings LLC / Gogo Finance Co Inc, 144A	9.875%	5/01/24	CCC+	155,800
430	Goodyear Tire & Rubber Co	5.000%	5/31/26	B+	374,100
210	Goodyear Tire & Rubber Co	4.875%	3/15/27	B+	179,697
50	Gray Television Inc, 144A	5.875%	7/15/26	B+	48,000
50	Gray Television Inc, 144A	7.000%	5/15/27	B+	50,250
240	Greif Inc, 144A	6.500%	3/01/27	B1	240,000
130	GrubHub Holdings Inc, 144A	5.500%	7/01/27	B1	121,550
220	Hanesbrands Inc, 144A	4.625%	5/15/24	Ba3	219,931
400	Hanesbrands Inc, 144A	4.875%	5/15/26	Ba3	402,560
130	HCA Inc	5.375%	2/01/25	Ba2	139,768
110	HCA Inc	5.875%	2/15/26	Ba2	122,958
190	HD Supply Inc, 144A	5.375%	10/15/26	BB-	193,781
510	Herc Holdings Inc, 144A	5.500%	7/15/27	B	478,074
210	Hilton Domestic Operating Co Inc	4.250%	9/01/24	BB	203,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$340	Hilton Domestic Operating Co Inc	5.125%	5/01/26	BB	$335,682
260	Hilton Domestic Operating Co Inc	4.875%	1/15/30	BB	248,300
130	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.625%	4/01/25	BB	127,400
130	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.875%	4/01/27	BB	126,048
220	Hologic Inc, 144A	4.375%	10/15/25	BB-	221,012
190	Hughes Satellite Systems Corp	5.250%	8/01/26	Ba1	200,450
50	Hughes Satellite Systems Corp	6.625%	8/01/26	B2	53,300
110	IAA Inc, 144A	5.500%	6/15/27	B	109,758
1,000	iHeartCommunications Inc	8.375%	5/01/27	CCC+	823,200
190	Intelsat Connect Finance SA, 144A, (3)	9.500%	2/15/23	D	36,100
260	Intelsat Jackson Holdings SA, 144A, (3)	9.750%	7/15/25	C	146,900
340	Iron Mountain Inc, 144A	4.375%	6/01/21	BB-	340,000
240	Iron Mountain Inc, 144A	4.875%	9/15/27	BB-	235,200
210	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	205,275
400	Iron Mountain Inc, 144A	4.875%	9/15/29	BB-	383,000
170	KAR Auction Services Inc, 144A	5.125%	6/01/25	Caa1	144,789
700	Kraft Heinz Foods Co	3.000%	6/01/26	Baa3	695,737
190	Laureate Education Inc, 144A	8.250%	5/01/25	B3	194,085
190	Lennar Corp	4.750%	11/29/27	BBB-	194,750
190	Marriott Ownership Resorts Inc / ILG LLC	6.500%	9/15/26	BB-	180,025
150	Masonite International Corp, 144A	5.375%	2/01/28	BB	142,875
1,310	Mattel Inc, 144A	6.750%	12/31/25	B+	1,329,650
200	MEDNAX Inc, 144A	6.250%	1/15/27	B1	181,088
90	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB-	91,369
60	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB	60,750
210	Michaels Stores Inc, 144A	8.000%	7/15/27	CCC+	144,900
1,030	Navistar International Corp, 144A	6.625%	11/01/25	CCC+	883,431
220	NCR Corp, 144A	5.750%	9/01/27	B3	220,550
240	NCR Corp, 144A	6.125%	9/01/29	B3	238,200
70	Netflix Inc	4.375%	11/15/26	BB-	73,549
110	Netflix Inc	4.875%	4/15/28	BB-	116,977
130	Netflix Inc	5.875%	11/15/28	BB-	147,011
220	Netflix Inc	6.375%	5/15/29	BB-	257,928
70	Netflix Inc, 144A	5.375%	11/15/29	BB-	76,881
360	Nokia Oyj	4.375%	6/12/27	Ba2	365,400
220	NortonLifeLock Inc, 144A	5.000%	4/15/25	BB-	221,375
150	OCI NV, 144A	6.625%	4/15/23	BB	150,023
320	Open Text Corp, 144A	5.875%	6/01/26	BB	336,000
400	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	381,960

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$220	Parkland Fuel Corp, 144A	6.000%	4/01/26	BB	$211,750
110	Parkland Fuel Corp, 144A	5.875%	7/15/27	BB	105,600
70	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB-	52,500
550	Plantronics Inc, 144A	5.500%	5/31/23	B	435,765
600	Post Holdings Inc, 144A	5.625%	1/15/28	B2	610,500
170	Prestige Brands Inc, 144A	6.375%	3/01/24	B	174,675
1,100	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	976,030
90	Qorvo Inc	5.500%	7/15/26	BB+	94,500
170	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	12/01/21	B-	142,800
130	Ritchie Bros Auctioneers Inc, 144A	5.375%	1/15/25	BB	131,300
210	Sabre GLBL Inc, 144A	5.375%	4/15/23	B+	195,300
70	Sabre GLBL Inc, 144A	5.250%	11/15/23	B+	64,750
170	Sally Holdings LLC / Sally Capital Inc	5.625%	12/01/25	B+	139,332
420	SBA Communications Corp	4.000%	10/01/22	B1	422,226
400	SBA Communications Corp	4.875%	9/01/24	B1	411,800
130	Select Medical Corp, 144A	6.250%	8/15/26	B-	125,203
240	Sensata Technologies UK Financing Co PLC, 144A	6.250%	2/15/26	BB	247,200
110	Service Corp International/US	4.625%	12/15/27	Ba3	112,443
170	Service Corp International/US	5.125%	6/01/29	Ba3	176,800
400	ServiceMaster Co LLC, 144A	5.125%	11/15/24	B1	408,080
150	Signature Aviation US Holdings Inc, 144A	5.375%	5/01/26	BB	138,375
170	Sirius XM Radio Inc, 144A	3.875%	8/01/22	Ba3	171,062
280	Sirius XM Radio Inc, 144A	4.625%	7/15/24	Ba3	285,488
170	Sirius XM Radio Inc, 144A	5.375%	4/15/25	Ba3	175,312
210	Sirius XM Radio Inc, 144A	5.375%	7/15/26	Ba3	217,875
300	Sirius XM Radio Inc, 144A	5.000%	8/01/27	Ba3	307,407
260	Sirius XM Radio Inc, 144A	5.500%	7/01/29	Ba3	274,196
400	Summit Materials LLC / Summit Materials Finance Corp	6.125%	7/15/23	B+	400,380
50	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB-	48,500
70	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB-	68,250
30	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 144A	5.500%	9/15/24	BB-	22,800
210	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	Ba3	188,265
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.500%	7/15/27	Ba3	63,000
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.000%	1/15/28	Ba3	58,450
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.875%	1/15/29	Ba3	64,197
400	TEGNA Inc, 144A	5.000%	9/15/29	BB-	355,128
260	Tenet Healthcare Corp	6.750%	6/15/23	CCC+	259,740
300	Tenet Healthcare Corp	4.625%	7/15/24	B1	296,094
110	Tenet Healthcare Corp, 144A	4.625%	9/01/24	B1	107,800

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$90	Tenet Healthcare Corp	5.125%	5/01/25	CCC+	$84,150
380	Tenet Healthcare Corp, 144A	4.875%	1/01/26	B1	373,806
280	Tenet Healthcare Corp, 144A	5.125%	11/01/27	B1	276,500
260	Tenneco Inc	5.000%	7/15/26	B-	116,324
340	Tervita Corp, 144A	7.625%	12/01/21	B-	224,400
380	Tesla Inc, 144A	5.300%	8/15/25	Caa1	370,500
320	TransDigm Inc, 144A	6.250%	3/15/26	B+	313,200
300	TransDigm Inc	6.375%	6/15/26	B-	256,740
170	TreeHouse Foods Inc, 144A	6.000%	2/15/24	B+	173,400
220	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B	185,350
170	Under Armour Inc	3.250%	6/15/26	BB	153,174
130	United Rentals North America Inc	5.500%	7/15/25	BB-	131,625
110	United Rentals North America Inc	4.625%	10/15/25	BB-	108,075
170	United Rentals North America Inc	5.875%	9/15/26	BB-	174,675
190	United Rentals North America Inc	6.500%	12/15/26	BB-	196,650
300	United Rentals North America Inc	4.875%	1/15/28	BB-	300,660
170	United Rentals North America Inc	5.250%	1/15/30	BB-	170,425
90	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.125%	12/15/24	Ca	69,300
300	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	Caa1	288,000
90	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	6.000%	4/15/23	Caa1	83,502
170	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC	8.250%	10/15/23	Ca	141,049
400	UPC Holding BV, 144A	5.500%	1/15/28	B	387,520
150	US Concrete Inc	6.375%	6/01/24	B3	141,638
570	US Foods Inc, 144A	5.875%	6/15/24	B	542,822
300	USA Compression Partners LP / USA Compression Finance Corp	6.875%	4/01/26	B+	241,500
170	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	B+	136,000
130	VeriSign Inc	5.250%	4/01/25	Ba1	142,558
70	VeriSign Inc	4.750%	7/15/27	Ba1	74,565
300	VICI Properties LP / VICI Note Co Inc, 144A	3.750%	2/15/27	BB	279,000
350	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	325,500
350	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB-	363,370
700	Vodafone Group PLC	7.000%	4/04/79	BB+	801,811
130	Wyndham Hotels & Resorts Inc, 144A	5.375%	4/15/26	BB-	118,950
170	XPO Logistics Inc, 144A	6.500%	6/15/22	BB-	170,680
340	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B-	341,700
42,970	Total Industrial				40,558,352
	Utility – 3.2%
650	AES Corp	5.500%	4/15/25	BB+	666,250
90	Calpine Corp, 144A	5.250%	6/01/26	BB	91,546

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$150	Drax Finco PLC, 144A	6.625%	11/01/25	BB+	$153,000
500	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	B+	523,750
90	NextEra Energy Operating Partners LP, 144A	4.250%	9/15/24	Ba1	91,350
1,480	Total Utility				1,525,896
$48,580	Total Corporate Debt (cost $50,434,861)				46,206,812
	Total Long-Term Investments (cost $50,434,861)				46,206,812

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8%
$390	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	5/01/20	N/R	$390,000
$390	Total Short-Term Investments (cost $390,000)				390,000
	Total Investments (cost $50,824,861) – 98.3%				46,596,812
	Other Assets Less Liabilities – 1.7%				795,964
	Net Assets – 100%				$47,392,776
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$46,206,812	$ —	$46,206,812
Short-Term Investments:
U.S. Government and Agency Obligations	—	390,000	—	390,000
Total	$ —	$46,596,812	$ —	$46,596,812

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.8%
	U.S. TREASURY – 38.2%
$1,591	United States Treasury Note/Bond	1.375%	9/15/20	Aaa	$1,598,458
9,805	United States Treasury Note/Bond	1.875%	9/30/22	Aaa	10,194,902
1,248	United States Treasury Note/Bond	2.750%	7/31/23	Aaa	1,348,279
1,346	United States Treasury Note/Bond	2.875%	11/30/23	Aaa	1,469,979
1,411	United States Treasury Note/Bond	2.500%	1/31/24	Aaa	1,526,746
1,814	United States Treasury Note/Bond	2.250%	4/30/24	Aaa	1,953,806
4,872	United States Treasury Note/Bond	2.000%	5/31/24	Aaa	5,205,047
262	United States Treasury Note/Bond	1.250%	8/31/24	Aaa	272,419
3,090	United States Treasury Note/Bond	2.125%	9/30/24	Aaa	3,332,372
1,454	United States Treasury Note/Bond	2.125%	11/30/24	Aaa	1,572,137
2,624	United States Treasury Note/Bond	1.375%	1/31/25	Aaa	2,750,895
2,186	United States Treasury Note/Bond	2.250%	8/15/27	Aaa	2,456,688
888	United States Treasury Note/Bond	2.250%	11/15/27	Aaa	1,000,873
2,344	United States Treasury Note/Bond	2.750%	2/15/28	Aaa	2,737,627
1,470	United States Treasury Note/Bond	2.375%	5/15/29	Aaa	1,699,802
314	United States Treasury Note/Bond	1.625%	8/15/29	Aaa	343,082
1,364	United States Treasury Note/Bond	2.750%	8/15/42	Aaa	1,775,491
4,371	United States Treasury Note/Bond	2.750%	8/15/47	Aaa	5,854,067
$42,454	Total U.S. Treasury (cost $43,615,562)				47,092,670

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 30.3%
$500	BBCMS Mortgage Trust 2020-C6	2.690%	2/15/53	AAA	$517,607
367	Capital One Multi-Asset Execution Trust	1.720%	8/15/24	AAA	374,387
100	Citibank Credit Card Issuance Trust	3.290%	5/23/25	AAA	107,240
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	523,031
806	Fannie Mae Pool MA2941	3.500%	3/01/32	N/R	853,105
1,319	Fannie Mae Pool MA3120	3.500%	9/01/47	Aaa	1,401,821
2,768	Fannie Mae Pool MA3143	3.000%	9/01/47	N/R	2,927,602
305	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	322,338
637	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	673,699
587	Fannie Mae Pool MA3536	4.000%	12/01/48	Aaa	624,721
834	Fannie Mae Pool MA3574	3.500%	1/01/49	N/R	881,561
5,083	Fannie Mae Pool MA3774	3.000%	9/01/49	Aaa	5,369,442

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$232	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	$244,644
477	Fannie Mae Pool MA3865	3.000%	12/01/34	N/R	503,366
2,748	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	2,902,783
98	Fannie Mae Pool MA3957	3.500%	3/01/35	N/R	103,190
5,950	Fannie Mae Pool MA3960, (DD1)	3.000%	3/01/50	N/R	6,284,952
250	Fannie Mae-Aces	3.497%	7/25/28	N/R	286,933
800	Freddie Mac Multifamily Structured Pass Through Certificates	2.862%	5/25/26	AAA	872,730
1,565	Ginnie Mae II Pool MA3663	3.500%	5/20/46	Aaa	1,683,213
291	Ginnie Mae II Pool MA5264	4.000%	6/20/48	Aaa	311,869
324	Ginnie Mae II Pool MA5398	4.000%	8/20/48	Aaa	347,100
2,061	Ginnie Mae II Pool MA6038	3.000%	7/20/49	N/R	2,196,178
838	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	892,449
4,944	Ginnie Mae II Pool MA6338, (DD1)	3.000%	12/20/49	N/R	5,269,183
200	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	AAA	219,861
300	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	311,832
300	Wells Fargo Commercial Mortgage Trust 2019-C49	3.760%	3/15/52	Aaa	328,949
$35,184	Total Securitized (cost $36,249,288)				37,335,786

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 25.2%
	Financials – 7.8%
$104	Alexandria Real Estate Equities Inc	3.900%	6/15/23	BBB+	$110,608
121	Allstate Corp	4.500%	6/15/43	A-	155,032
291	American Express Co	3.400%	2/27/23	A3	304,551
42	Ameriprise Financial Inc	4.000%	10/15/23	A3	45,818
248	Bank of Montreal	3.803%	12/15/32	BBB+	255,936
66	Bank of New York Mellon Corp	3.450%	8/11/23	A1	70,369
185	Bank of New York Mellon Corp	3.300%	8/23/29	A2	200,446
187	Bank of Nova Scotia	2.450%	9/19/22	Aa2	193,088
42	BlackRock Inc	3.500%	3/18/24	AA-	46,030
91	Boston Properties LP	3.850%	2/01/23	Baa1	95,759
42	Brixmor Operating Partnership LP	3.875%	8/15/22	BBB-	42,622
48	Brookfield Finance Inc	4.000%	4/01/24	A-	50,635
93	Canadian Imperial Bank of Commerce	3.500%	9/13/23	Aa2	99,972
199	Chubb Corp	6.000%	5/11/37	A	289,320
600	Citigroup Inc	3.668%	7/24/28	A3	639,898
600	Citigroup Inc	3.520%	10/27/28	A3	639,190
330	Cooperatieve Rabobank UA	3.875%	2/08/22	A+	343,731
136	ERP Operating LP	2.500%	2/15/30	A-	137,250
42	Franklin Resources Inc	2.800%	9/15/22	A2	43,548

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$99	Healthpeak Properties Inc	3.150%	8/01/22	BBB+	$98,901
46	Host Hotels & Resorts LP	4.750%	3/01/23	BBB-	46,134
104	Intercontinental Exchange Inc	3.750%	9/21/28	A	118,494
152	KeyCorp	5.100%	3/24/21	BBB+	157,146
500	Lloyds Banking Group PLC	2.438%	2/05/26	A3	499,258
116	Marsh & McLennan Cos Inc	4.800%	7/15/21	A-	119,994
210	Mitsubishi UFJ Financial Group Inc	3.677%	2/22/27	A-	227,370
64	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A-	71,272
200	Mizuho Financial Group Inc	2.226%	5/25/26	A	199,883
100	Morgan Stanley	2.188%	4/28/26	A3	101,222
937	Morgan Stanley	3.772%	1/24/29	A3	1,029,034
42	Northern Trust Corp	3.950%	10/30/25	A	47,085
44	ORIX Corp	2.900%	7/18/22	A-	44,735
282	PNC Financial Services Group Inc	3.900%	4/29/24	A3	306,689
104	Principal Financial Group Inc	3.700%	5/15/29	A-	115,254
204	Progressive Corp	3.200%	3/26/30	A	227,870
72	Prologis LP	3.875%	9/15/28	A-	80,213
213	Prudential Financial Inc	3.905%	12/07/47	A3	229,834
63	RBC USA Holdco Corp	5.250%	9/15/20	A3	64,003
42	Regency Centers Corp	3.750%	11/15/22	BBB+	42,788
93	Regions Financial Corp	3.800%	8/14/23	BBB+	98,186
210	Simon Property Group LP	2.450%	9/13/29	A	188,904
42	Sompo International Holdings Ltd	4.700%	10/15/22	A-	43,876
149	State Street Corp	3.100%	5/15/23	A2	155,865
158	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A	169,170
170	Sumitomo Mitsui Financial Group Inc	3.364%	7/12/27	A	180,505
173	Toronto-Dominion Bank	2.125%	4/07/21	AA-	175,066
276	Truist Financial Corp	3.750%	12/06/23	A-	295,641
104	UDR Inc	3.000%	8/15/31	BBB+	104,757
184	Ventas Realty LP	4.750%	11/15/30	BBB+	191,370
168	Welltower Inc	4.125%	3/15/29	BBB+	173,248
104	Westpac Banking Corp	2.000%	1/13/23	AA-	106,268
166	Westpac Banking Corp	4.322%	11/23/31	BBB+	176,167
9,058	Total Financials				9,650,005
	Industrial – 15.5%
198	3M Co	2.375%	8/26/29	A+	205,831
180	Abbott Laboratories	4.750%	11/30/36	A-	235,317
422	AbbVie Inc	3.750%	11/14/23	BBB+	454,144
188	AbbVie Inc	4.500%	5/14/35	BBB+	219,113

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$104	Adobe Inc	1.900%	2/01/25	A	$108,683
200	Alibaba Group Holding Ltd	4.500%	11/28/34	A+	249,254
150	American Honda Finance Corp	1.650%	7/12/21	A3	149,887
155	American Tower Corp	5.000%	2/15/24	BBB-	173,424
205	Amgen Inc	4.400%	5/01/45	Baa1	251,235
86	Analog Devices Inc	2.500%	12/05/21	BBB	87,740
151	Apple Inc	1.800%	9/11/24	AA+	156,568
273	Apple Inc	4.500%	2/23/36	AA+	348,378
254	Apple Inc	3.850%	5/04/43	AA+	306,329
42	Applied Materials Inc	5.100%	10/01/35	A-	57,789
50	Arconic Inc	5.900%	2/01/27	BBB-	48,044
165	AstraZeneca PLC	6.450%	9/15/37	A3	244,466
114	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc	3.138%	11/07/29	A-	106,492
180	Baxalta Inc	4.000%	6/23/25	Baa2	197,258
111	Biogen Inc	3.625%	9/15/22	Baa1	117,272
70	Booking Holdings Inc	2.750%	3/15/23	A-	71,195
38	Bristol-Myers Squibb Co	2.000%	8/01/22	A2	38,787
359	Bristol-Myers Squibb Co, 144A	5.000%	8/15/45	A2	496,736
42	Broadridge Financial Solutions Inc	3.950%	9/01/20	BBB+	42,198
28	Bunge Ltd Finance Corp	3.000%	9/25/22	Baa3	28,355
100	Campbell Soup Co	2.375%	4/24/30	Baa2	101,491
141	Cardinal Health Inc	2.616%	6/15/22	BBB	143,356
38	Cardinal Health Inc	3.200%	3/15/23	BBB	39,279
80	Caterpillar Financial Services Corp	2.550%	11/29/22	A	82,908
186	Caterpillar Inc	3.803%	8/15/42	A	218,263
372	Cigna Corp, 144A	3.050%	10/15/27	Baa2	388,925
178	Cisco Systems Inc	2.500%	9/20/26	A1	192,711
28	Clorox Co	3.050%	9/15/22	Baa1	29,203
148	Coca-Cola Co	2.500%	4/01/23	A+	154,918
100	Coca-Cola Co	1.450%	6/01/27	A+	100,023
100	Corning Inc	5.350%	11/15/48	BBB+	129,938
204	Crown Castle International Corp	3.300%	7/01/30	BBB-	218,749
155	CSX Corp	4.250%	3/15/29	BBB+	180,785
42	CSX Corp	4.250%	11/01/66	BBB+	48,152
274	Deere & Co	3.900%	6/09/42	A	333,377
100	Dell International LLC / EMC Corp, 144A	5.450%	6/15/23	BBB-	105,838
151	Dell International LLC / EMC Corp, 144A	8.100%	7/15/36	BBB-	184,354
116	Discovery Communications LLC	3.500%	6/15/22	BBB-	118,560
38	Discovery Communications LLC	5.000%	9/20/37	BBB-	41,873

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$126	DuPont de Nemours Inc	4.725%	11/15/28	BBB+	$143,112
42	Eaton Corp	4.000%	11/02/32	Baa1	47,642
124	eBay Inc	2.700%	3/11/30	BBB+	124,032
116	Ecolab Inc	3.250%	12/01/27	A-	126,991
150	Enbridge Inc	3.125%	11/15/29	BBB+	143,682
100	Equinix Inc	2.625%	11/18/24	BBB-	102,795
100	Estee Lauder Cos Inc	2.600%	4/15/30	A+	104,238
104	Fiserv Inc	3.500%	7/01/29	BBB	114,028
138	Fortive Corp	2.350%	6/15/21	BBB	138,637
164	General Mills Inc	2.875%	4/15/30	BBB	175,451
296	Gilead Sciences Inc	4.000%	9/01/36	A3	354,257
230	GlaxoSmithKline Capital PLC	3.375%	6/01/29	A	261,909
156	HCA Inc	4.125%	6/15/29	BBB-	168,760
116	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	118,805
249	Home Depot Inc	5.400%	9/15/40	A	341,029
78	Ingersoll-Rand Global Holding Co Ltd	4.250%	6/15/23	BBB	84,159
272	Intel Corp	2.450%	11/15/29	A+	288,148
100	Intel Corp	4.600%	3/25/40	A+	131,031
350	International Business Machines Corp	3.300%	5/15/26	A	385,905
72	International Business Machines Corp	5.600%	11/30/39	A	99,762
58	International Flavors & Fragrances Inc	3.200%	5/01/23	Baa3	59,107
105	Kellogg Co	2.650%	12/01/23	BBB	108,961
179	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	188,001
48	Kimberly-Clark Corp	6.625%	8/01/37	A	74,809
104	Kimberly-Clark Corp	2.875%	2/07/50	A	110,806
113	Laboratory Corp of America Holdings	3.200%	2/01/22	BBB	116,932
58	Lam Research Corp	2.800%	6/15/21	A-	59,103
168	Lowe's Cos Inc	4.650%	4/15/42	BBB+	200,519
28	Mastercard Inc	2.000%	11/21/21	A+	28,462
134	Mastercard Inc	3.350%	3/26/30	A+	152,566
139	McCormick & Co Inc/MD	2.700%	8/15/22	BBB	142,310
235	Merck & Co Inc	3.400%	3/07/29	A1	271,018
342	Microsoft Corp	3.450%	8/08/36	AAA	398,491
295	Microsoft Corp	3.700%	8/08/46	AAA	362,779
84	Moody's Corp	4.500%	9/01/22	BBB+	89,310
38	Moody's Corp	2.625%	1/15/23	BBB+	39,104
115	Motorola Solutions Inc	3.500%	3/01/23	BBB-	118,165
44	National Oilwell Varco Inc	2.600%	12/01/22	BBB+	41,356
164	NIKE Inc	2.850%	3/27/30	A1	178,007

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$42	Norfolk Southern Corp	4.837%	10/01/41	BBB+	$53,214
210	Nutrien Ltd	4.200%	4/01/29	BBB	238,925
54	NVIDIA Corp	2.200%	9/16/21	A-	55,035
104	Omnicom Group Inc	4.200%	6/01/30	BBB+	110,500
273	ONEOK Inc	4.550%	7/15/28	Baa3	247,608
109	Orange SA	4.125%	9/14/21	BBB+	113,989
96	PACCAR Financial Corp	2.300%	8/10/22	A+	97,946
104	Parker-Hannifin Corp	4.200%	11/21/34	BBB+	118,216
314	PepsiCo Inc	2.875%	10/15/49	A+	336,594
119	Praxair Inc	2.700%	2/21/23	A	123,045
100	Procter & Gamble Co	3.000%	3/25/30	AA-	113,622
28	Quest Diagnostics Inc	4.250%	4/01/24	Baa2	30,446
54	Rockwell Collins Inc	3.700%	12/15/23	A-	57,987
36	Roper Technologies Inc	3.125%	11/15/22	Baa2	37,229
114	Ryder System Inc	2.500%	9/01/24	Baa1	111,734
45	Seagate HDD Cayman	4.750%	6/01/23	Baa3	46,948
131	Sherwin-Williams Co	2.950%	8/15/29	BBB-	135,834
100	Stanley Black & Decker Inc	4.250%	11/15/28	A-	113,780
151	Starbucks Corp	3.550%	8/15/29	BBB+	165,738
135	Target Corp	4.000%	7/01/42	A	168,144
43	Telefonica Emisiones SA	5.462%	2/16/21	BBB	44,288
150	Telefonica Emisiones SA	5.520%	3/01/49	BBB	186,658
100	Texas Instruments Inc, (WI/DD)	1.750%	5/04/30	A+	100,133
100	TJX Cos Inc	3.750%	4/15/27	A	109,238
282	Toyota Motor Corp	2.760%	7/02/29	A1	295,628
331	TWDC Enterprises 18 Corp	2.350%	12/01/22	A2	342,263
38	Tyco Electronics Group SA	3.500%	2/03/22	A-	39,442
100	Unilever Capital Corp	2.600%	5/05/24	A+	105,222
28	United Parcel Service Inc	6.200%	1/15/38	A	40,702
154	United Parcel Service Inc	3.750%	11/15/47	A	180,400
60	Valero Energy Corp	4.000%	4/01/29	BBB	61,446
420	Verizon Communications Inc	4.672%	3/15/55	BBB+	566,420
179	Visa Inc	4.150%	12/14/35	AA-	225,889
135	VMware Inc	2.950%	8/21/22	BBB-	136,967
163	Vodafone Group PLC	6.150%	2/27/37	BBB	211,459
100	Walgreens Boots Alliance Inc	3.200%	4/15/30	BBB	99,640
146	Waste Management Inc	3.450%	6/15/29	Baa1	165,879
31	Weyerhaeuser Co	4.625%	9/15/23	BBB	33,052
122	WPP Finance 2010	3.625%	9/07/22	BBB	123,128

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$72	Xylem Inc/NY	4.875%	10/01/21	BBB	$75,688
116	Zoetis Inc	3.900%	8/20/28	BBB	133,619
17,039	Total Industrial				19,155,072
	Utility – 1.9%
161	Alabama Power Co	6.000%	3/01/39	A1	225,093
100	American Water Capital Corp	2.800%	5/01/30	A-	106,881
21	Commonwealth Edison Co	6.450%	1/15/38	A	31,087
114	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	153,787
126	DTE Energy Co	2.950%	3/01/30	BBB	126,440
108	Entergy Louisiana LLC	4.000%	3/15/33	A	129,307
114	Eversource Energy	3.450%	1/15/50	BBB+	122,332
141	Florida Power & Light Co	5.950%	2/01/38	AA-	210,124
100	NiSource Inc	3.600%	5/01/30	Baa2	111,572
67	Northern States Power Co/MN	6.200%	7/01/37	A+	100,987
36	Potomac Electric Power Co	6.500%	11/15/37	A	53,346
143	San Diego Gas & Electric Co	4.150%	5/15/48	A	171,744
104	Sempra Energy	6.000%	10/15/39	BBB+	140,654
128	Southern California Edison Co	4.500%	9/01/40	A-	153,956
172	Virginia Electric & Power Co	6.000%	5/15/37	A2	236,662
257	WEC Energy Group Inc	2.450%	6/15/20	BBB+	257,046
1,892	Total Utility				2,331,018
$27,989	Total Corporate Debt (cost $29,993,708)				31,136,095

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 5.1%
	Government Agency – 2.5%
$164	Equinor ASA	3.125%	4/06/30	AA-	$176,156
290	Federal Home Loan Banks	1.875%	12/11/20	AA+	292,398
429	Federal National Mortgage Association	5.625%	7/15/37	Aaa	707,182
200	Japan Bank for International Cooperation	1.750%	10/17/24	A+	207,144
810	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	852,158
764	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	831,167
16	Tennessee Valley Authority	5.250%	9/15/39	Aaa	24,361
2,673	Total Government Agency				3,090,566
	Municipal Bonds – 1.8% (3)
233	Asian Development Bank (No Optional Call)	1.625%	5/05/20	AAA	233,000
20	Council Of Europe Development Bank (No Optional Call)	1.375%	2/27/25	Aa1	20,731
249	European Investment Bank (No Optional Call)	2.000%	3/15/21	Aaa	252,357

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (3) (continued)
$20	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3 (No Optional Call)	6.725%	4/01/35	BBB-	$21,483
340	Inter-American Development Bank (No Optional Call)	3.875%	10/28/41	Aaa	479,993
425	International Bank for Reconstruction & Development (No Optional Call)	1.500%	8/28/24	AAA	442,688
100	Province of British Columbia Canada (No Optional Call)	1.750%	9/27/24	AAA	103,247
366	Province of Ontario Canada (No Optional Call)	1.750%	1/24/23	Aa3	375,909
176	Province of Quebec Canada (No Optional Call)	2.500%	4/20/26	AA-	191,844
85	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AA-	82,424
2,014	Total Municipal Bonds				2,203,676
	Sovereign Debt – 0.8%
200	Chile Government International Bond	2.550%	1/27/32	A+	199,802
416	Colombia Government International Bond	2.625%	3/15/23	BBB-	406,644
14	Hungary Government International Bond	7.625%	3/29/41	BBB	22,400
200	Israel Government International Bond	2.750%	7/03/30	A1	210,000
96	Peruvian Government International Bond	5.625%	11/18/50	BBB+	143,760
926	Total Sovereign Debt				982,606
$5,613	Total Government Related (cost $5,971,899)				6,276,848
	Total Long-Term Investments (cost $115,830,457)				121,841,399

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 7.3%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 7.3%
$9,050	Federal Agricultural Mortgage Corporation Discount Notes	0.000%	5/01/20	N/R	$9,050,000
$9,050	Total Short-Term Investments (cost $9,050,000)				9,050,000
	Total Investments (cost $124,880,457) – 106.1%				130,891,399
	Other Assets Less Liabilities – (6.1)%				(7,528,808)
	Net Assets – 100%				$123,362,591

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$ —	$47,092,670	$ —	$47,092,670
Securitized	—	37,335,786	—	37,335,786
Corporate Debt	—	31,136,095	—	31,136,095
Government Related	—	6,276,848	—	6,276,848
Short-Term Investments:
U.S. Government and Agency Obligations	—	9,050,000	—	9,050,000
Total	$ —	$130,891,399	$ —	$130,891,399

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.